CONSOLIDATED CASH FLOW STATEMENT - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RECONCILIATION OF CASH FLOWS FROM CONTINUING OPERATING ACTIVITIES
Net income for the year	$ 11.5	$ 21.9	$ 16.1
Adjustments to reconcile net income for the year to net cash flows from continuing operating activities:
Income taxes	0.4	6.0	9.5
Depreciation and amortization	19.0	18.4	18.6
Loss on disposal of property, plant and equipment	0.1	0.2	0.0
Profit on sale of redundant site	(0.4)	(2.1)	0.0
Share based compensation charges net of cash settlement	1.7	1.1	1.3
Net interest costs	6.7	5.6	6.9
Non-cash restructuring charges
Property, plant and equipment impairment	5.0	0.0	1.7
Intangible assets impairment	2.0	0.0	3.7
Investment impairment	2.2	0.0	4.6
Other non-cash restructuring charges	1.8	0.0	7.7
Curtailment and past service credits on retirement benefits obligations	0.0	(0.6)	(18.2)
IAS 19R retirement benefits finance charge	1.8	2.1	3.0
Acquisitions and disposals costs	(1.3)	(0.2)	2.0
Unwind of discount on deferred contingent consideration from acquisitions	0.2	0.4	0.4
Share of results of joint ventures and associates	(0.1)	(0.5)	1.2
Changes in operating assets and liabilities:
Sale of assets classified as held for sale	0.0	0.0	1.2
(Increase) / decrease in receivables	(9.1)	(1.8)	5.0
Decrease in inventories	5.0	4.5	3.0
Increase / (decrease) in payables	9.7	(10.3)	(0.9)
Movement in retirement benefits obligations	(8.0)	(6.3)	(8.6)
Movement in provisions	1.1	(2.6)	0.3
Acquisition approach costs paid	0.0	(1.2)	(0.6)
Income taxes paid	(4.1)	(5.4)	(5.1)
NET CASH FLOWS FROM CONTINUING OPERATING ACTIVITIES	45.2	29.2	52.8
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(9.6)	(16.5)	(15.3)
Purchases of intangible assets	(1.7)	(2.4)	(2.1)
Proceeds from sale of redundant site	0.0	3.0	0.0
Receipts from sales of property, plant and equipment	0.1	0.4	0.0
Cash received as compensation for insured assets	0.0	0.2	0.0
Investment in joint ventures and associates	(1.0)	0.2	(4.2)
Interest income received from joint ventures and associates	0.1	0.3	0.4
Net cash flows on purchase of businesses	(5.6)	(0.3)	0.0
Acquisition and disposal costs paid	0.4	0.0	0.0
NET CASH FLOWS FROM INVESTING ACTIVITIES	(18.1)	(15.1)	(21.2)
NET CASH FLOWS BEFORE FINANCING	27.1	14.1	31.6
CASH FLOWS FROM FINANCING ACTIVITIES
Bank interest received	0.2	0.2	0.2
(Repayment) / draw down on banking facilities	(13.4)	(8.5)	9.6
Dividends paid	(13.3)	(13.3)	(10.8)
ESOP cash movements	0.0	(1.0)	0.1
Proceeds from issue of shares	0.0	0.0	0.2
Treasury shares cash movements	0.3	(6.3)	(1.9)
NET CASH FLOWS FROM FINANCING ACTIVITIES	(33.6)	(35.5)	(9.2)
NET (DECREASE) / INCREASE IN CASH AND CASH EQUIVALENTS	(6.5)	(21.4)	22.4
Net foreign exchange differences	2.0	(1.9)	(0.1)
Net cash and cash equivalents at January 1	13.6	36.9	14.6
December 31	9.1	13.6	36.9
Bank facilities
CASH FLOWS FROM FINANCING ACTIVITIES
Interest paid	(1.9)	(1.9)	(1.7)
Loan Notes
CASH FLOWS FROM FINANCING ACTIVITIES
Interest paid	(4.3)	(4.5)	(4.9)
Extension to long term debt—financing costs	$ (1.2)	$ (0.2)	$ 0.0